UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         July 15, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         53
Form 13F Information Table Value Total:   $229,920
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE


                                  TITLE
                                    OF               VALUE   SHRS OR         INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP    (X$1000) PRN AMT SH/ PRN DISCRETION SOLE  SHARED  NONE
BERKSHIRE HATHAWAY                 COM  084670108      13,320     111  SH       SOLE                    111
INTERNATIONAL BUSINESS MACHINE     COM  459200101      10,492  84,970  SH       SOLE                 84,970
PEPSICO INCORPORATED               COM  713448108       9,668 158,630  SH       SOLE                 158,630
ROYAL DUTCH SHELL PLC - ADR A      ADR  780259206       8,692 173,080  SH       SOLE                 173,080
UNION PACIFIC CORPORATION          COM  907818108       8,251 118,700  SH       SOLE                 118,700
3M COMPANY                         COM  88579Y101       8,073 102,200  SH       SOLE                 102,200
CATERPILLAR TRACTOR CO             COM  149123101       8,049 134,000  SH       SOLE                 134,000
BHP BILLITON LTD - SPON ADR        ADR  088606108       7,353 118,620  SH       SOLE                 118,620
SCHLUMBERGER LTD                   COM  806857108       7,258 131,160  SH       SOLE                 131,160
EMERSON ELECTRIC CO                COM  291011104       6,605 151,170  SH       SOLE                 151,170
EXXON MOBIL CORPORATION            COM  30231G102       6,224 109,062  SH       SOLE                 109,062
HOSPIRA INC                        COM  441060100       5,998 104,400  SH       SOLE                 104,400
PROCTER & GAMBLE CO                COM  742718109       5,818  97,000  SH       SOLE                 97,000
WAL-MART STORES                    COM  931142103       5,766 119,942  SH       SOLE                 119,942
PRAXAIR INC                        COM  74005P104       5,573  73,340  SH       SOLE                 73,340
HEWLETT-PACKARD CO.                COM  428236103       5,282 122,040  SH       SOLE                 122,040
ORACLE CORP                        COM  68389X105       5,180 241,380  SH       SOLE                 241,380
JM SMUCKER CO                      COM  832696405       5,114  84,920  SH       SOLE                 84,920
CISCO SYSTEMS INC                  COM  17275R102       4,999 234,600  SH       SOLE                 234,600
ILLINOIS TOOL WORKS                COM  452308109       4,785 115,920  SH       SOLE                 115,920
COVIDIEN LTD                       COM  G2554F105       4,615 114,850  SH       SOLE                 114,850
PHILIP MORRIS INTERNATIONAL        COM  718172109       4,476  97,650  SH       SOLE                 97,650
MEDCO HEALTH SOLUTIONS INC         COM  58405U102       4,408  80,030  SH       SOLE                 80,030
HSBC HOLDINGS PLC-SPONS ADR        ADR  404280406       4,033  88,470  SH       SOLE                 88,470
AMETEK INC                         COM  031100100       3,949  98,360  SH       SOLE                 98,360
INTEL CORP                         COM  458140100       3,926 201,850  SH       SOLE                 201,850
VISA INC/A                         COM  92826C839       3,871  54,710  SH       SOLE                 54,710
GENERAL ELECTRIC COMPANY           COM  369604103       3,581 248,350  SH       SOLE                 248,350
ABBOTT LABS                        COM  002824100       3,555  76,000  SH       SOLE                 76,000
MERCK & CO.                        COM  58933Y105       3,528 100,900  SH       SOLE                 100,900
TARGET CORP                        COM  87612E106       3,513  71,450  SH       SOLE                 71,450
AVON PRODUCTS                      COM  054303102       3,466 130,780  SH       SOLE                 130,780
LOWE'S CORP                        COM  548661107       3,326 162,900  SH       SOLE                 162,900
FRANKLIN RESOURCES                 COM  354613101       3,091  35,860  SH       SOLE                 35,860
YUM BRANDS INC                     COM  988498101       2,993  76,670  SH       SOLE                 76,670
PFIZER INC                         COM  717081103       2,610 183,010  SH       SOLE                 183,010
ENBRIDGE INC.                      COM  29250N105       2,542  54,560  SH       SOLE                 54,560
MEAD JOHNSON NUTRITION CO          COM  582839106       2,225  44,400  SH       SOLE                 44,400
SPECTRA ENERGY CORP                COM  847560109       2,190 109,120  SH       SOLE                 109,120
KIMBERLY CLARK CORPORATION         COM  494368103       1,970  32,500  SH       SOLE                 32,500
FLOWSERVE CORP                     COM  34354P105       1,912  22,550  SH       SOLE                 22,550
DEVRY INC                          COM  251893103       1,911  36,400  SH       SOLE                 36,400
ITC HOLDINGS CORP                  COM  465685105       1,905  36,010  SH       SOLE                 36,010
WEATHERFORD INTERNATIONAL          COM  H27013103       1,847 140,600  SH       SOLE                 140,600
KOHL'S CORP                        COM  500255104       1,739  36,600  SH       SOLE                 36,600
TRANSOCEAN LTD                     COM  H8817H100       1,729  37,330  SH       SOLE                 37,330
NALCO HOLDINGS CO                  COM  62985Q101       1,680  82,100  SH       SOLE                 82,100
CME GROUP INC                      COM  12572Q105       1,675   5,950  SH       SOLE                  5,950
BP P.L.C.                          COM  055622104       1,502  52,000  SH       SOLE                 52,000
INVERNESS MEDICAL INNOVATIONS      COM  46126P106       1,497  56,140  SH       SOLE                 56,140
BRISTOL-MYERS SQUIBB CO            COM  110122108       1,198  48,050  SH       SOLE                 48,050
VERISK ANALYTICS                   COM  92345Y106         529  17,700  SH       SOLE                 17,700
BERKSHIRE HATHAWAY INC-CL B        COM  084670702         424   5,320  SH       SOLE                  5,320

GRAND TOTALS                                          229,9205,114,415
